Note 9 - Lease	12 Months Ended
Nov. 30, 2020
Leases [Abstract]
Lease

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property, which is owned by the same landlord, for a 5-year term with a 5-year renewal option. On June 21, 2020, the Company entered into a lease surrender agreement and vacated one of its premises on June 30, 2020. On August 20, 2020, The Company extended its lease for the premises that it currently operates from, for one year, commencing December 1, 2020, with an option to continue on a month-to-month basis after November 30, 2021. This operating lease was capitalized under ASC 842 effective on the August 20, 2020 date of extension.

The gross amounts of assets and liabilities related to operating leases were as follows:

November 30, 2020

Assets:
Operating lease right-of-use asset	$137,931

Liabilities:
Current:
Operating lease liability	$157,110

Total lease liability	$157,110

On adoption of ASC 842, the Company elected to apply the recognition exemption on its rental lease agreement. During the year ended November 30, 2020, the Company recognized rent expense of $119,635 in the consolidated statement of operations and comprehensive loss.

Subsequent to capitalization of the amended lease agreement under ASC 842, operating lease costs amounting to $38,486 have been recorded in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss for the year ended November 30, 2020. During the year ended November 30, 2020, lease payments of $18,631 were paid in relation to the operating lease liability.

November 30, 2020
Remaining lease term (months)	12
Estimated incremental borrowing rate	11.4%

The approximate future minimum lease payments for the operating lease as at November 30, 2020 were as follows:

November 30, 2020
Lease payments for the year ending November 30, 2021	$163,904
Less imputed interest	6,794
Present value of lease liabilities	$157,110